Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 623,920,000.00
Total Fee Amount	86,163.35
Total Offset Amount	0.00
Net Fee	$ 86,163.35
Offering Table N/A
Offset Table N/A	N/A